Acquisitions and Other Business Activities (Tables)	9 Months Ended
Sep. 30, 2015
Schedule of supplemental pro forma combined results of operations
	Three months ended	Nine months ended
	September 30, 2014	September 30, 2014
	(U.S. $ in thousands, except per share date)
Net sales	$205,356	$568,274
Net loss attributable to Stratasys Ltd.	(18,203)	(15,590)
Net loss per ordinary share attributable to Stratasys Ltd.- basic and diluted	$(0.36)	$(0.31)

Schedule of adjustments for the supplemental pro forma combined results of operations
	Three months ended	Nine months ended
	September 30, 2014	September 30, 2014
	(U.S. $ in thousands)
Supplemental pro forma combined results of operations:
Adjustments due to amortization of intangibles	$69	$2,893
Adjustments due to retention bonuses	(3,993)	5,086
Adjustments due to expenses related to business combination
(deal fees and other integration expenses)	(21,362)	(26,327)
Adjustments due to financial expenses related to Solid Concept's debts	(182)	(406)
Taxes related adjustments to the supplemental pro forma	8,883	5,519
	$(16,585)	$(13,235)

Solid Concepts Inc [Member]
Summary of the fair value of the consideration transferred to Solid Concepts stockholders for the Solid Concepts transaction
U.S. $ in thousands
Issuance of ordinary shares	$97,869
Cash paid upon closing	40,130
Holdback amount	3,839
Deferred payments	43,576
Total fair value of consideration transferred	$185,414